LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT - Additional Information (Details) - shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Basic earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	364,010,429	330,497,072